Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets, current portion:
Net operating loss carried forward	$ 315	$ 50
Amortization of intangible assets arising from intragroup transactions	69	69
Deferred tax assets, current portion, net	2,091	1,185
Deferred tax assets, non-current portion:
Net operating loss carried forward	6,103	3,676
Allowance for doubtful accounts	796	1,311
Amortization of intangible assets arising from intragroup transactions	105	175
Valuation allowance	(291)
Deferred tax assets, non-current portion, net	10,862	9,430
Deferred tax liability, non-current portion:
Outside basis difference	(8,552)	(8,074)
Content Copyrights [Member]
Deferred tax assets, current portion:
Amortization of intangible assets arising from intragroup transactions	1,675	1,033
Deferred tax assets, non-current portion:
Amortization of intangible assets arising from intragroup transactions	4,133	4,219
Online game licenses [Member]
Deferred tax assets, current portion:
Impairment of online game licenses	32	33
Deferred tax assets, non-current portion:
Impairment of online game licenses	$ 16	$ 49